Corporate debt, Repayment schedule (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Repayment schedule [Abstract]
Corporate debt	$ 697,545	$ 684,073
Remainder of 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	273,624
Between January and March 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2021 [Member]
Repayment schedule [Abstract]
Corporate debt	122,761
2022 [Member]
Repayment schedule [Abstract]
Corporate debt	100,902
2023 [Member]
Repayment schedule [Abstract]
Corporate debt	100,166
Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	100,092
New Revolving Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	122,761
New Revolving Credit Facility [Member] | Remainder of 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | Between January and March 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	122,761
New Revolving Credit Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member]
Repayment schedule [Abstract]
Corporate debt	301,582
Note Issuance Facility [Member] | Remainder of 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	422
Note Issuance Facility [Member] | Between January and March 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	100,902
Note Issuance Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	100,166
Note Issuance Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	100,092
2017 Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	11,203
2017 Credit Facility [Member] | Remainder of 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	11,203
2017 Credit Facility [Member] | Between January and March 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Notes [Member]
Repayment schedule [Abstract]
Corporate debt	261,999
2019 Notes [Member] | Remainder of 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	261,999
2019 Notes [Member] | Between January and March 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Notes [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Notes [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Notes [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	$ 0